UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA July 5, 2001

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    4,414       91,940 SH                20,000   0     0
Agilent Technologies COM             00846u 10 1    1,007       30,980 SH                 4,773   0     0
American Home ProductCOM             026609 10 7    5,419       92,742 SH                17,200   0     0
American InternationaCOM             026874 10 7    1,590       18,490 SH                 3,400   0     0
Anadarko Petroleum CoCOM             032511 10 7      263        4,875 SH                     0   0     0
Anheuser Busch       COM             035229 10 3    4,541      110,210 SH                24,820   0     0
AOL Time Warner      COM             00184A 10 5    4,237       79,940 SH                13,900   0     0
AT&T                 COM             001957 10 9    2,062       93,745 SH                16,947   0     0
AT&T Liberty Media GrCOM             001957 20 8    2,085      119,211 SH                     0   0     0
Atrix Labs Inc       COM             04962L 10 1      237       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    1,401       28,184 SH                18,000   0     0
Baker Hughes         COM             057224 10 7      231        6,925 SH                     0   0     0
Baxter International COM             071813 10 9    3,724       75,994 SH                 7,514   0     0
Becton Dickinson & CoCOM             075887 10 9    3,134	    87,566 SH                12,000   0     0
Bell South           COM             079860 10 2    1,605       39,853 SH                 8,000   0     0
Berkshire Hathaway ClCOM             084670 20 7      603          262 SH                     0   0     0
Boeing               COM             097023 10 5    2,838       51,044 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    5,253      105,385 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    4,992       95,440 SH                12,700   0     0
Brown Forman Cl. A   COM		 115637 10 0      240        3,661 SH			   18   0     0
Cadbury Schweppes PLCADR             127209 30 2    1,204       44,278 SH                 9,286   0     0
Cardinal Health Inc. COM             14149y 10 8    2,282       33,075 SH                 8,404   0     0
Chevron              COM             166751 10 7      872        9,638 SH                     0   0     0
Chiron Corp          COM             170040 10 9      584       11,458 SH                   616   0     0
Cisco Systems        COM             17275R 10 2    1,957      107,502 SH                27,000   0     0
Citigroup Inc.       COM             172967 10 1      339        6,424 SH                     0   0     0
Coca Cola Company    COM             191216 10 0    1,193       26,504 SH                     0   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      490       11,300 SH                     0   0     0
Compaq               COM             204493 10 3      337       21,804 SH                     0   0     0
Conoco Cl. B         COM             208251 40 5    1,178       40,759 SH                 8,475   0     0
Corning Inc          COM             219350 10 5    1,725      103,254 SH                13,850   0     0
Costco Companies Inc.COM             22160Q 10 2    1,958       47,669 SH                     0   0     0
Diebold Inc          COM             253651 10 3      317        9,875 SH                     0   0     0
Disney               COM             254687 10 6    1,828       63,275 SH                 3,960   0     0
Dow Jones            COM             260561 10 5    1,302       21,804 SH                 6,200   0     0
Duke Energy          COM             264399 10 6      459       11,766 SH                     0   0     0
DuPont               COM             263534 10 9    1,062       22,007 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      606       20,850 SH                     0   0     0
Eastman Kodak        COM             277461 10 9      713       15,282 SH                 1,350   0     0
El Paso Energy Corp. COM             283905 10 7    1,571       29,905 SH                     0   0     0
Electronic Data SysteCOM             285661 10 4    2,308       36,928 SH                 4,927   0     0
Eli Lilly            COM             532457 10 8    4,989       67,419 SH                12,200   0     0
Emerson Electric     COM             291011 10 4    1,292       21,355 SH                 3,000   0     0
Enron Corp           COM             293561 10 6    1,403       28,626 SH                 1,100   0     0
Exxon Corporation    COM             302290 10 1    2,420       27,700 SH                 6,621   0     0
Gannett              COM             364730 10 1    3,004       45,587 SH                 5,400   0     0
General Electric     COM             369604 10 3    2,861       58,680 SH                28,200   0     0
General Mills	   COM             370334 10 4      286        6,525 SH                   800   0     0
Genzyme Corporation  COM             372917 10 4      293        4,800 SH                     0   0     0
Golden West FinancialCOM             381317 10 6      520        8,100 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    3,165      110,662 SH                23,200   0     0
Hilton Hotels        COM             432848 10 9      132       11,400 SH                     0   0     0
Home Depot Inc.      COM             437076 10 2    1,987       40,677 SH                 6,200   0     0
Hubbell Inc Class A  CL  A           443510 10 2      569       20,300 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      362       12,487 SH                   420   0     0
IMS Health Inc       COM             449934 10 8    1,634       57,345 SH                 8,100   0     0
Intel Corp           COM             458140 10 0    6,409      219,112 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    8,571       75,851 SH                12,600   0     0
J.P. Morgan          COM             46625H 10 0      401        8,987 SH                     0   0     0
Jacobson Stores      COM             469834 10 5      235       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    6,140      122,796 SH                24,331   0     0
Kroger Company       COM             501044 10 1    1,209       48,365 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      734       22,250 SH                     0   0     0
Lucent Technologies  COM             549463 10 7      448       72,346 SH                 8,835   0     0
Masco Corp           COM             574599 10 6    3,075      123,189 SH                18,000   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,539       60,420 SH                13,600   0     0
McClatchy Newspapers CL  A           579489 10 5    1,004       25,675 SH                     0   0     0
Merck                COM             589331 10 7    1,938       30,325 SH                11,340   0     0
Microsoft Corp.      COM             594918 10 4    1,888       25,861 SH                 4,300   0     0
Minnesota Mining     COM             604059 10 5    1,486       13,020 SH                 4,000   0     0
Motorola             COM             620076 10 9    2,839      171,415 SH                37,800   0     0
New York Times Class CL  A           650111 10 7    2,391       56,933 SH                 2,000   0     0
Park Electrochemical COM		 700416 20 9    1,363       51,645 SH		     11,021   0     0
Pepsico Inc          COM             713448 10 8    5,547      125,492 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3   13,137      328,008 SH                61,400   0     0
Pharmacia Corp       COM             716941 10 9      752       16,367 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    2,292       35,927 SH                 5,800   0     0
Qwest Comm.          COM             749121 10 9    2,008       63,004 SH                 7,798   0     0
Ralston Purina Group COM RAL-PUR GR  751277 30 2      313       10,425 SH                     0   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      489        8,408 SH                     0   0     0
S B C Communications COM             78387G 10 3    2,572       64,215 SH                 1,200   0     0
Schering Plough Corp COM             806605 10 1      518       14,301 SH                     0   0     0
Schlumberger         COM             806857 10 8    2,094       39,767 SH                 4,800   0     0
Servicemaster        COM             81760N 10 9      394       32,839 SH                     0   0     0
Snap On Tools        COM             833034 10 1    1,805       74,717 SH                27,817   0     0
Sun Microsystems Inc.COM             866810 10 4      619       39,380 SH                     0   0     0
Target Corporation   COM             87612e 10 6    3,713      107,325 SH                18,600   0     0
Texaco               COM             881694 10 3    1,019       15,300 SH                 5,100   0     0
Tribune Co           COM             896047 10 7    2,193       54,819 SH                13,200   0     0
Tribune Phones       PFD CV 2%       896047 30 5      597        5,020 SH                 2,000   0     0
TwentyFirst Century  COM             901272 20 3      802       43,110 SH                     0   0     0
U S T Inc            COM             902911 10 6      845       29,275 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8    1,018       18,545 SH                   200   0     0
United Parcel ServiceCOM		 911312 10 6    2,008       34,745 SH 		      4,750   0     0
Unocal               COM             915289 10 2      392       11,508 SH                     0   0     0
USA Networks         COM             902984 10 3      787       28,100 SH                     0   0     0
USX-Marathon Group   COM             902905 82 7      473       16,037 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,983       74,451 SH                21,070   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,949      131,941 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,129       23,137 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,203       47,442 SH                 6,250   0     0
Williams Companies   COM             969457 10 0      556       16,860 SH                     0   0     0
Worldcom Group       COM		 98157D 10 6      218	    15,410 SH  	 		    0   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2    1,015      825,000 PRN                  350   0     0
Hilton Hotel 5% 06   SUB NT CONV     432848 AL 3    1,664    1,836,000 PRN                  350   0     0